Fair Value Measurements - Summary of Warrant Liability by Fair Value Hierarchy (Details) - Jaws Acquisition Corp	Dec. 31, 2020 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Public Warrant liabilities	$ 62,100,000
Private Placement Warrant liabilities	28,439,999
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Public Warrant liabilities	62,100,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Private Placement Warrant liabilities	$ 28,439,999